Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

 18. SUBSEQUENT EVENTS

Subsequent events have been evaluated through October 16, 2025, which represents the date the condensed consolidated financial statements were available to be issued and those that are material to the condensed consolidated financial statements are included below.

Convertible Note Purchase Agreement

In July 2025, the Company entered into several additional convertible note purchase agreements raising an aggregate amount of approximately $0.4 million (the “July Notes”). Both the June Notes (as described in Note 11) and July Notes were scheduled to mature on October 31, 2025 but, pursuant to their respective terms, automatically converted into the Company’s ordinary shares 30 days following the listing of such shares on Nasdaq. The July Notes had a conversion price of the lower of (i) $30, (ii) the volume weighted average price (VWAP) over the 30-day period following listing of the Company on the Nasdaq less the Applicable Discount and (iii) the closing price on the day prior to the conversion less the Applicable Discount. “Applicable Discount” means, (i) in the case of the June notes, a forty percent (40%) discount or (ii) in the case of the July notes, a twenty percent (20%) discount. The conversion price for the June Notes and July Notes was $17.69 (less the Applicable Discount), and 237,104 ordinary shares were issued upon the conversion of the June and July Notes.

Shareholder Actions

On July 28, 2025, RCF VII Sponsors LLC, the former sponsor of Perception Capital Corp. IV, and S&R Capital Ltd. (together, “Plaintiffs”) filed an originating summons against the Company in the Grand Court of the Cayman Islands (the “Court”). Plaintiffs seek a declaration that the ordinary shares received in exchange for Perception shares are unrestricted shares, as such term is defined in the Company’s Memorandum and Articles of Association (the “Pending Action”). The Company believes this claim has no merit and intends to vigorously defend against it. This claim poses a reasonable possibility of loss to the Company, but the Company is unable to reasonably estimate an amount or range of reasonably possible loss at this time.

On August 29, 2025, the Company filed a Form 6-K to provide its notice and proxy statement related to the extraordinary general meeting of shareholders (the “EGM”) that was scheduled to be held on September 8, 2025. Subsequently, the Plaintiffs filed an application for an interim injunction with the Court (the “Injunction Proceeding”) to prevent the Company from holding such EGM. The Injunction Proceeding was brought before the Court ex parte by the Plaintiffs. On September 5, 2025, the Court issued an interim injunction in favor of the Plaintiffs. On September 10, 2025, the Company filed a Form 6-K disclosing that the directors of the Company have determined to postpone the EGM indefinitely. Following a directions hearing on September 22 and 23, 2025, the Court ordered the conversion of the originating summons proceedings to a writ action and gave directions for the exchange of full pleadings and further evidence, leading to a trial of preliminary issues which is currently scheduled for November 20 and 21, 2025. In addition, at that trial of the preliminary issues, the Court shall determine whether to continue, discharge or vary the injunction.

Securities Purchase Agreement and Registration Rights

On August 29, 2025, the Company entered into a Securities Purchase Agreement authorizing a new series of senior convertible notes, in the aggregate principal amount of up to $5,434,783 (the “Senior Convertible Notes”) and warrants to purchase up to an aggregate of 215,299 ordinary shares (the “Warrants”). On September 3, 2025, the Company sold a Senior Convertible Note in the principal amount of $3,804,348 and 150,709 Warrants (at an original issue discount of 8%, for an aggregate purchase price of $3,500,000. The Senior Convertible Notes bear interest at the rate of 7% per annum, except upon an event of default, in which such interest rate will be 12%. Following the registration of the ordinary shares underlying the Senior Convertible Note and Warrants, the Company has agreed to sell, and the buyer has agreed to buy an additional Senior Convertible Note in the principal amount of $1,630,435 at an 8% discount, for an aggregate purchase price of $1,500,000, and 64,590 additional Warrants.

At any time after issuance, the Senior Convertible Notes are convertible into ordinary shares, subject to customary terms and conditions. The Senior Convertible Notes convert into ordinary shares at a conversion price of $13.51 per share, subject to certain adjustments, and the Warrants are exercisable at $16.88 per share until September 3, 2030. Also on August 29, 2025, the Company entered into a Registration Rights Agreement with the buyer providing for the registration of the ordinary shares issuable upon conversion of the Senior Convertible Notes and exercise of the Warrants. The Registration Rights Agreement requires the Company to prepare and file a registration statement with the SEC within 30 calendar days after the date of the Registration Rights Agreement to register the resale of the Note Shares and the Warrant Shares and cause such registration statement to be effective within 60 calendar days after the date of the Registration Rights Agreement, if the registration statement is subject to review by the SEC, and if the Company has been notified by the SEC that the registration statement will not be reviewed by the SEC, within 15 trading days after such notification. If at any time not all the Note Shares or Warrant Shares are registered pursuant to the Securities Purchase Agreement, the Company will be required to file another registration statement to register the resale of any such Note Shares and Warrant Shares.

Ordinary Share Purchase Agreement and Registration Rights Agreement

On August 29, 2025, the Company entered into an Ordinary Share Purchase Agreement (the “August SPA”), pursuant to which the Company may sell up to $75,000,000 of newly issued ordinary shares (the “VWAP Purchase Shares”) to an investor at the Company’s option, subject to certain conditions, at a price per share equal to (i) 0.97 multiplied by the lowest daily volume-weighted average price (VWAP) of the ordinary shares during the applicable VWAP Purchase Valuation Period (as defined in the August SPA), provided that the parties to the August SPA may mutually agree to a different price if a Form F-3 is being used to register the VWAP Purchase Shares. In consideration for entering into the August SPA, on September 3, 2025, the Company issued to the investor 69,419 ordinary shares (the “Commitment Shares”). Also on August 29, 2025, the Company entered into a Registration Rights Agreement with the investor requiring the Company to register for resale the VWAP Purchase Shares and the Commitment Shares. The Registration Rights Agreement requires the Company to prepare and file a registration statement with the SEC within 30 days after the date of the Registration Rights Agreement to register the resale of the VWAP Purchase Shares and the Commitment Shares and cause such registration statement to be effective within 60 days after the date of the Registration Rights Agreement, if the registration statement is subject to review by the SEC, and if the Company has been notified by the SEC that the registration statement will not be reviewed by the SEC, within 15 days after such notification.

Mampon Gold and Copper Mining Lease

On September 17, 2025, the Company entered into a definitive Agreement for the Purchase of the Mampon Gold and Copper Mining Lease (“Mampon”) in Ghana (the “Purchase Agreement”) with FGR Bogoso Prestea Limited (“FGRBPL”) to acquire up to a 90% interest in the company that will own Mampon (the “License-Holding Company”) located in Ghana’s Ashanti Gold Belt. The closing conditions include requirements to comply with Ghana regulation, including the transfer of a 10% ownership interest in the License-Holding Company to the Government of Ghana. FGRBPL will receive two payment tranches.

First Tranche: Subject to closing conditions, including the approval of the licensing assignment by all relevant parties, including the government of Ghana, being met, the Company will pay $15 million to FGRBPL for a 50% stake in a Special Purpose Vehicle to be established which will own the License-Holding Company (“SPV”). The consideration will be paid by issuing 750,000 ordinary shares, par value $0.0001, of the Company (the “Ordinary Shares”), to FGRBPL. Following the expiry of ninety (90) consecutive trading days immediately after the First Tranche Completion, the number of First Tranche Consideration Shares shall be adjusted as follows:

●	if the VWAP Price over that period is less than $20.00 but not less than $10.00, the Company will issue additional Ordinary Shares to the FGRBPL as is necessary to ensure that the aggregate value of the First Tranche Consideration Shares (calculated by reference to the VWAP Price) equals $15 million;

●	if the VWAP Price is equal to or greater than $20.00, no additional Ordinary Shares shall be issued and the First Tranche Consideration Shares shall be the 750,000 Ordinary Shares; and

●	if the VWAP Price is less than $10.00, the maximum number of First Tranche Consideration Shares to be issued shall be 1,500,000 Ordinary Shares.

Second Tranche: Structured as an option exercisable by the Company between 12 and 18 months following the date of the Purchase Agreement, whereby independently verified resource upgrades in accordance with the standards of Regulation S-K 1300 of the Securities Act of 1933, as amended, above the base resource will be paid for by the Company by issuing shares in accordance with the following value:

●	Up to $55 per ounce of gold (capped at 6 million ounces);

●	Up to $50 per ton of copper (capped at 4 million tons); and

if the option is exercised, FGR BPL will transfer the remaining 50% stake in the SPV to the Company.

7. SUBSEQUENT EVENTS

Subsequent events have been evaluated through August 21, 2025, which represents the date the financial statements were available to be issued.

Business Combination

As noted in Note 1, On June 25, 2025, the Business Combination was consummated.

Shareholder Action

On July 28, 2025, RCF VII Sponsor LLC, the former sponsor of Perception Capital Corp. IV, and S&R Capital Ltd. (collectively the “Plaintiffs”) filed an originating summons against the Company in the Grand Court of the Cayman Island. The Plaintiffs seek a declaration that shares they received in exchange for Perception shares are Unrestricted Shares as defined in the Company’s Memorandum and Articles of Association. The Company believes this claim has no merit and intends to vigorously defend against it. This claim poses a reasonable possibility of loss to the Company, but the Company is unable to reasonably estimate an amount or range of reasonably possible loss at this time.

Convertible Note Purchase Agreement

In June 2025, the Company entered into several convertible note purchase agreements raising an aggregate amount of approximately $2.2 million (the “June Notes”).  In July 2025, the Company entered into several additional convertible note purchase agreements raising an aggregate amount of approximately $0.4 million (the “July Notes”). Both the June Notes and July Notes were scheduled to mature on October 31, 2025 but, pursuant to their respective terms, automatically convert into the Company’s ordinary shares 30 days following the listing of such shares on Nasdaq. The June Notes have a conversion price of the lower of (i) the volume weighted average price (VWAP) over the 30-day period following the listing of the Company on the Nasdaq less the Applicable Discount (defined below) and (ii) the closing price on the day prior to the conversion less the Applicable Discount. The July Notes have a conversion price of the lower of (i) $30, (ii) the volume weighted average price (VWAP) over the 30-day period following listing of the Company on the Nasdaq less the Applicable Discount and (iii) the closing price on the day prior to the conversion less the Applicable Discount. “Applicable Discount” means, (i) in the case of the June notes, a forty percent (40%) discount or (ii) in the case of the July notes, a twenty percent (20%) discount. The conversion price for the June Notes and July Notes is $17.69 (less the Applicable Discount).

PERCEPTION CAPITAL CORP IV [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

Note 10 - Subsequent Events

Management evaluated subsequent events that occurred after the balance sheet date through the date of issuance of these consolidated financial statements and other than as noted below, no subsequent events required adjustment or disclosure.

On January 15, 2025, February 10, 2025 and March 17, 2025, a deposit of $5,000 was made into the Trust Account to extend the deadline by which an initial business combination must be completed from January 15, 2025 to February 15, 2025, from February 15, 2025 to March 15, 2025 and from March 15, 2025 to April 15, 2025.

On March 6, 2025, the Company held a Special Meeting of Shareholders to consider and vote on certain proposals. In connection with the proposals voted on at the meeting, the Company was required to permit holders of its ordinary shares that were sold as part of the units sold in its initial public offering the right to seek redemption of their shares. Of the 332,928 Public Shares, 307,742 Public Shares were redeemed.